COMMITMENTS AND CONTINGENCIES - Additional Information (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Commitments And Contingencies Disclosure [Line Items]
Commitments and contingencies
Outstanding Guarantees	76,897
Purchase Obligation, Due in Next Twelve Months	347,966
Line of Credit Facility, Amount Outstanding	709,735	$ 441,335
Capital Commitments [Member]
Commitments And Contingencies Disclosure [Line Items]
Commitments and contingencies	20,692
Standby Letters of Credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Line of Credit Facility, Amount Outstanding	4,878
Performance Guarantee [Member]
Commitments And Contingencies Disclosure [Line Items]
Restricted Cash and Cash Equivalents	$ 3,671